RISK MANAGEMENT - Structural foreign exchange risk - Financial liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2024 COP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 274,729,544		$ 249,900,662
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	69,487,224	$ 15,907	61,207,878	$ 15,979
Other Currency [Member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		43		35
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,033,592		2,371,927
Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	273,695,952		247,528,735
Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,011,934		2,154,361
Customer deposits [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	200,872,177		181,987,396
Customer deposits [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	200,872,177		181,987,396
Customer deposits [member] | Financial liabilities at amortised cost, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	32,100,339	7,246	27,070,411	7,048
Customer deposits [member] | Financial liabilities at amortised cost, category [member] | Other Currency [Member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		34		34
Financial obligations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	72,823,775		65,541,339
Financial obligations [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	72,823,775		65,541,339
Financial obligations [member] | Financial liabilities at amortised cost, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	36,432,897	8,258	30,857,352	8,072
Financial obligations [member] | Financial liabilities at amortised cost, category [member] | Other Currency [Member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		5		1
IFRS Accounts Payable [Member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	701,338	159	921,552	242
Derivatives [member] | Trading derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,011,934		2,154,361
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,011,934		2,154,361
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	236,242	243	2,154,361	564
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Other Currency [Member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		4
Derivatives [member] | Hedging instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,658		217,566
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,658		217,566
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 16,408	$ 1	$ 204,202	$ 53